Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Entity Registrant Name	Rallybio Corp
Security Exchange Name	NASDAQ
Entity Address, Address Line One	PO Box 325
Amendment Flag	false
Entity Central Index Key	0001739410
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-40693
Entity Tax Identification Number	85-1083789
Entity Address, City or Town	East Berlin
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06023
City Area Code	203
Local Phone Number	859-3820
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RLYB
Entity Emerging Growth Company	true
Entity Ex Transition Period	false